Scope of consolidation - Itedi held for sale (Details) € in Millions			12 Months Ended
	Jun. 27, 2017	Jul. 31, 2016	Dec. 31, 2018 EUR (€)	Jul. 02, 2017
Assets And Liabilities Classified As Held For Sale [Line Items]
Investment, Distribution To Shareholders, Share Ratio				0.0484
Italiana Editrice S.p.A [Member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Proportion of ownership interest in subsidiary		77.00%
Proportion Of Ownership Interest In Subsidiary Sold By Entity And Non-controlling Interest Holder	100.00%
Gains (losses) recognised when control of subsidiary is lost			€ 49
GEDI Gruppo Editoriale S.p.A. [Member] | FCA Group [Member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Shareholder ownership percentage	14.63%
GEDI Gruppo Editoriale S.p.A. [Member] | Ital Press [Member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Shareholder ownership percentage	4.37%
GEDI Gruppo Editoriale S.p.A. [Member] | CIR S.p.A [Member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Shareholder ownership percentage	43.40%